Shareholders' Deficit (Details)				1 Months Ended	12 Months Ended
	Oct. 16, 2023 CNY (¥)	Oct. 16, 2023 USD ($) shares	Mar. 15, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 02, 2025	Dec. 31, 2024 $ / shares	Jun. 28, 2024 $ / shares shares
Shareholders’ Deficit [Line Items]
Percentage of cash exchange					50.00%
Ordinary shares, issued					33,243,582	33,243,582
Par value (in Dollars per share) | $ / shares								$ 0.0000469793497033866		$ 0.0000469793497033866
Voting right					one
Share transferred to treasury shares			60,000
Treasury shares value (in Yuan Renminbi) | ¥
Increasing balance of ordinary shares (in Yuan Renminbi) | ¥				¥ 365
Increasing Balance of Additional Paid In Capital (in Yuan Renminbi) | ¥				¥ 105,931,016
Exercise of equity-settled share-based payments (in Yuan Renminbi) | ¥					¥ 16,598	¥ 8,383,181	¥ 1,412,126
Warrant Modification [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares issued				1,083,949
Board of Directors Chairman [Member]
Shareholders’ Deficit [Line Items]
Treasury shares reissued					26,000	360,896	114,650
Common Stock [Member]
Shareholders’ Deficit [Line Items]
Exercise of equity-settled share-based payments (in Yuan Renminbi) | ¥
Additional Paid-in Capital [Member]
Shareholders’ Deficit [Line Items]
Exercise of equity-settled share-based payments (in Yuan Renminbi) | ¥					¥ 16,598	¥ 8,383,181	¥ 1,412,126
L&L Tomorrow Holdings Limited [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, issued		30,005
Fair value (in Dollars) | $		$ 268,542
Share-based compensation expense	¥ 1,928,084	$ 268,542
Pangaea XXIIA [Member]
Shareholders’ Deficit [Line Items]
Conideration value (in Yuan Renminbi) | ¥
Ordinary shares issued			60,000
Series A-2 Convertible Preferred Share [Member]
Shareholders’ Deficit [Line Items]
Preferred share, shares issued					0.2	0.2					0.2
Preferred shares par value (in Dollars per share) | $ / shares								0.0000469793497033866		0.0000469793497033866	$ 0.0000469793497033866
Conversion rate					24.202				35.94
Class A-1 Special Voting Share [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, issued					0.2	0.2
Par value (in Dollars per share) | $ / shares								$ 0.0000469793497033866		$ 0.0000469793497033866
Class A-1 Special Voting Share [Member] | Common Stock [Member]
Shareholders’ Deficit [Line Items]
Par value (in Dollars per share) | $ / shares